Other current liabilities	12 Months Ended
Dec. 31, 2017
Miscellaneous current liabilities [abstract]
Disclosure of other current liabilities [text block]
19	Other current liabilities

Other current liabilities include the following:

	For the year ended December 31
in 000€	2017	2016	2015
Payroll-related liabilities	9,274	7,873	7,162
Non-income tax payables	2,063	694	913
Accrued charges	769	946	645
Advances received	870	581	338
Other current liabilities	520	53	154
Total	13,496	10,147	9,212

The other current liabilities as per December 31, 2017 include an amount of K€257 payable in connection with the CENAT business combination. See also Note 16.

	For the year ended December 31
in 000€	2017	2016	2015
Payroll-related liabilities	9,274	7,873	7,162
Non-income tax payables	2,063	694	913
Accrued charges	769	946	645
Advances received	870	581	338
Other current liabilities	520	53	154
Total	13,496	10,147	9,212